INVESTMENT PROPERTIES - Schedule of Changes in Fair Value of Investment Properties (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about investment property [line items]
Fair value, beginning of year	$ 84,309	$ 56,870
Additions	11,638	3,069
Acquisitions through business combinations, investment property		33,024
Right-of-use assets	2,600
Dispositions	(6,029)	(8,555)
Fair value changes	1,710	1,610
Foreign currency translation and other	461	(1,709)
Fair value, end of year3	96,686	84,309
Investment property [member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member]
Disclosure of detailed information about investment property [line items]
Right-of-use assets	$ 928	$ 0